UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

FORM N-Q

JANUARY 31, 2019

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 67.9%
BAMLL Commercial Mortgage Securities Trust, 2016-FR14 B	2.892%	2/27/48	7,355,000		$7,154,998	(b)(c)
Bancaja 10 FTA, 2010 C (3 mo. Euribor + 0.500%)	0.184%	5/22/50	5,300,000	EUR	4,862,003	(c)(d)
CGDBB Commercial Mortgage Trust, 2017-BIOC B (1 mo. USD LIBOR + 0.970%)	3.479%	7/15/32	8,062,000		8,013,443	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC19 D	5.090%	3/10/47	7,601,000		7,884,856	(b)(c)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.143%	4/10/48	4,199,000		4,171,806	(c)
Commercial Mortgage Lease-Backed Certificates Series, 2001-CMLB D	7.957%	6/20/31	4,195,000		4,579,526	(b)(c)
Commercial Mortgage Trust, 2012-CR5 D	4.320%	12/10/45	2,372,965		2,350,890	(b)(c)
Commercial Mortgage Trust, 2014-CR15 D	4.713%	2/10/47	6,746,900		6,916,969	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.478%	10/25/21	63,098,943		2,161,524	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K019 X1, IO	1.625%	3/25/22	46,859,392		2,010,268	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K020 X1, IO	1.407%	5/25/22	68,976,448		2,664,477	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K042 X1, IO	1.050%	12/25/24	79,335,761		4,147,023	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K711 A2	1.730%	7/25/19	5,399,197		5,369,422
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN4 M3 (1 mo. USD LIBOR + 4.550%)	7.060%	10/25/24	3,650,639		4,035,814	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3 (1 mo. USD LIBOR + 4.750%)	7.260%	10/25/24	4,858,979		5,364,929	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DN1 M3 (1 mo. USD LIBOR + 4.150%)	6.660%	1/25/25	9,228,498		9,899,334	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	6.410%	12/25/27	13,075,000		14,218,477	(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M3 (1 mo. USD LIBOR + 4.700%)	7.210%	3/25/28	4,815,000		$5,458,354	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3 (1 mo. USD LIBOR + 4.650%)	7.160%	10/25/28	6,499,000		7,329,657	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	6.710%	2/25/47	4,000,000		3,977,430	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (1 mo. USD LIBOR + 2.400%)	4.910%	2/25/47	3,700,000		3,744,240	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 M1	4.461%	11/25/48	6,356,210		6,423,955	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.410%	11/25/24	4,695,682		5,278,648	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.510%	7/25/25	10,956,325		12,333,439	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1M2 (1 mo. USD LIBOR + 6.750%)	9.260%	8/25/28	7,175,000		8,416,088	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	8.510%	9/25/28	4,000,000		4,590,543	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	7.810%	10/25/28	5,567,000		6,445,934	(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.760%	1/25/29	14,104,539		15,699,339	(c)
Fondo de Titulizacion de Activos Santander Hipotecario, 2 E (3 mo. Euribor + 2.100%)	1.792%	1/18/49	5,000,000	EUR	4,385,867	(c)(d)
Fondo de Titulizacion de Activos UCI, 17 B (3 mo. Euribor + 0.350%)	0.039%	12/17/49	3,400,000	EUR	3,191,791	(c)(d)
FREMF Mortgage Trust, 2012-K23 B	3.656%	10/25/45	14,522,000		14,716,802	(b)(c)
FREMF Mortgage Trust, 2012-K23 C	3.656%	10/25/45	4,089,000		4,109,776	(b)(c)
FREMF Mortgage Trust, 2012-K709 B	3.739%	4/25/45	9,065,000		9,046,431	(b)(c)
FREMF Mortgage Trust, 2013-K27 B	3.496%	1/25/46	7,000,000		7,061,060	(b)(c)
FREMF Mortgage Trust, 2013-K31 C	3.630%	7/25/46	3,000,000		2,951,652	(b)(c)
FREMF Mortgage Trust, 2014-K715 B	3.978%	2/25/46	11,771,000		11,950,778	(b)(c)
FREMF Mortgage Trust, 2014-K717 B	3.629%	11/25/47	9,955,000		10,065,064	(b)(c)
FREMF Mortgage Trust, 2014-K717 C	3.629%	11/25/47	3,492,000		3,520,252	(b)(c)
FREMF Mortgage Trust, 2015-K718 C	3.539%	2/25/48	9,900,000		9,904,206	(b)(c)
FREMF Mortgage Trust, 2016-K722 C	3.836%	7/25/49	6,000,000		5,874,565	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
FREMF Mortgage Trust, 2017-K724 C	3.487%	11/25/23	2,100,000		$2,025,785	(b)(c)
FREMF Mortgage Trust, 2017-K726 C	3.972%	7/25/49	2,250,000		2,221,952	(b)(c)
FREMF Mortgage Trust, 2018-KF43 B (1 mo. USD LIBOR + 2.150%)	4.653%	1/25/28	3,882,966		3,854,884	(b)(c)
Hipocat 8 FTA, HIPO-8 B (3 mo. Euribor + 0.160%, 0.000% Floor)	0.000%	3/15/38	2,740,445	EUR	2,971,148	(c)(d)
Hipocat 10 FTA, HIPO-10 B (3 mo. Euribor + 0.300%, 0.000% Floor)	0.000%	10/24/39	6,000,000	EUR	5,485,186	(c)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.199%	11/15/45	15,375,000		16,066,322	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 D	4.891%	1/15/47	5,000,000		4,957,810	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 D	3.843%	2/15/48	4,801,000		4,456,858	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-LC9 AS	3.353%	12/15/47	10,000,000		9,987,783	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-11 M2 (1 mo. USD LIBOR + 1.100%)	3.610%	11/25/34	6,724,464		6,853,346	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C7 C	4.107%	2/15/46	4,303,000		4,344,200	(c)
Morgan Stanley Capital I Trust, 2011-C1 G	4.193%	9/15/47	14,314,000		14,454,996	(b)
Morgan Stanley Capital I Trust, 2012-C4 AS	3.773%	3/15/45	6,795,000		6,874,750
Newgate Funding PLC, 2006-2 CB (3 mo. Euribor + 0.430%)	0.120%	12/1/50	1,896,049	EUR	1,932,848	(c)(d)
Newgate Funding PLC, 2006-2 DB (3 mo. Euribor + 0.900%)	0.590%	12/1/50	1,574,078	EUR	1,579,852	(c)(d)
Newgate Funding PLC, 2007-3X CB (3 mo. Euribor + 1.500%)	1.189%	12/15/50	3,968,621	EUR	4,294,423	(c)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. Euribor + 0.780%)	0.472%	1/15/39	6,000,000	EUR	6,230,342	(c)(d)
RMAC Securities No 1 PLC, 2006-NS1X M2A (3 mo. GBP LIBOR + 0.470%)	1.370%	6/12/44	1,624,789	GBP	1,950,561	(c)(d)
RMAC Securities No 1 PLC, 2006-NS4X M1C (3 mo. Euribor + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,213,998	EUR	3,356,712	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1A (3 mo. GBP LIBOR + 0.270%)	1.170%	6/12/44	2,363,755	GBP	2,844,182	(c)(d)
RMAC Securities No 1 PLC, 2007-NS1X M1C (3 mo. Euribor + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,376,793	EUR	3,532,321	(c)(d)
RMAC Securities PLC, 2006-NS1X B1C (3 mo. Euribor + 0.880%)	0.566%	6/12/44	7,425,288	EUR	7,848,056	(c)(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
TDA FTA, 24-A1 (3 mo. Euribor + 0.130%, 0.000% Floor)	0.000%	6/22/40	419,377	EUR	$475,340	(c)(d)
TDA FTA, 27-A3 (3 mo. Euribor + 0.190%, 0.000% Floor)	0.000%	12/28/50	8,500,000	EUR	8,073,635	(c)(d)
UBS-Citigroup Commercial Mortgage Trust, 2011-C1 D	6.051%	1/10/45	4,290,000		4,529,404	(b)(c)
VNDO Mortgage Trust, 2012-6AVE C	3.337%	11/15/30	12,000,000		11,879,370	(b)(c)
Wells Fargo Re-REMIC Trust, 2013-FRR1 AK16	0.000%	12/27/43	3,000,000		2,678,850	(b)
Wells Fargo Re-REMIC Trust, 2013-FRR1 BK20	0.000%	5/27/45	16,675,000		14,198,923	(b)
WFRBS Commercial Mortgage Trust, 2013-C11 D	4.265%	3/15/45	6,105,000		5,891,377	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $422,702,332)					428,132,846

ASSET-BACKED SECURITIES - 26.8%
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-R8 M2 (1 mo. USD LIBOR + 1.020%)	3.530%	9/25/34	9,425,000		9,393,937	(c)
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2005-R8 M3 (1 mo. USD LIBOR + 0.765%)	3.275%	10/25/35	12,049,000		12,030,416	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,318,000		3,303,708	(b)
CIT Mortgage Loan Trust, 2007-1 2A3 (1 mo. USD LIBOR + 1.450%)	3.956%	10/25/37	7,375,930		7,416,137	(b)(c)
Countrywide Asset-Backed Certificates, 2006-5 1A (1 mo. USD LIBOR + 0.200%)	2.710%	8/25/36	9,001,273		8,901,199	(c)
FBR Securitization Trust, 2005-2 M2 (1 mo. USD LIBOR + 0.750%)	3.260%	9/25/35	11,470,136		11,476,158	(c)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M3 (1 mo. USD LIBOR + 0.480%)	2.990%	12/25/35	17,058,000		16,943,797	(c)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.900%	12/25/36	5,443,392		5,451,987	(c)
Option One Mortgage Loan Trust, 2006-1 2A4 (1 mo. USD LIBOR + 0.300%)	2.810%	1/25/36	9,174,521		9,087,750	(c)
Park Place Securities Inc. Asset Backed Pass-Through Certificates, 2005-WHQ3 M3 (1 mo. USD LIBOR + 0.705%)	3.215%	6/25/35	11,206,580		11,245,989	(c)
RAMP Series Trust, 2005-EFC4 M3 (1 mo. USD LIBOR + 0.480%)	2.990%	9/25/35	6,725,000		6,771,922	(c)
Securitized Asset Backed Receivables LLC Trust, 2005-OP2 M1 (1 mo. USD LIBOR + 0.430%)	2.940%	10/25/35	3,735,584		3,702,146	(c)
SoFi Professional Loan Program LLC, 2015-B A1 (1 mo. USD LIBOR + 1.050%)	3.560%	4/25/35	3,380,010		3,421,939	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC1 A4 (1 mo. USD LIBOR + 0.130%)	2.640%	2/25/37	4,149,015	$4,087,175	(c)
Taco Bell Funding LLC, 2018-1A A2I	4.318%	11/25/48	6,435,000	6,532,876	(b)
Towd Point Mortgage Trust, 2015-1 A3	3.250%	10/25/53	5,000,000	4,971,069	(b)(c)
Towd Point Mortgage Trust, 2015-2 2M1	3.750%	11/25/57	5,337,000	5,393,721	(b)(c)
Towd Point Mortgage Trust, 2016-4 B3	4.036%	7/25/56	8,000,000	7,742,715	(b)(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	12,757,929	12,519,899	(b)(c)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	6,414,320	6,250,947	(b)(c)
Vantage Data Centers Issuer LLC, 2018-1A A2	4.072%	2/16/43	8,080,246	8,142,278	(b)
Wingstop Funding LLC, 2018-1 A2	4.970%	12/5/48	4,000,000	4,100,920	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $169,100,018)				168,888,685

CORPORATE BONDS & NOTES - 4.3%
COMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	12,264,000	12,907,860

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	697,000	698,743
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	6.037%	4/15/19	6,065,000	6,065,000	(c)

TOTAL ENERGY				6,763,743

MATERIALS - 1.2%
Containers & Packaging - 0.2%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes (3 mo. USD LIBOR + 3.500%)	6.287%	7/15/21	1,350,000	1,356,750	(b)(c)

Metals & Mining - 1.0%
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	6,030,000	6,216,628

TOTAL MATERIALS				7,573,378

TOTAL CORPORATE BONDS & NOTES (Cost - $27,230,437)				27,244,981

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $619,032,787)				624,266,512

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $6,751,563)	2.313%	6,751,563	$6,751,563

TOTAL INVESTMENTS - 100.1% (Cost - $625,784,350)			631,018,075
Liabilities in Excess of Other Assets - (0.1)%			(817,580)

TOTAL NET ASSETS - 100.0%			$630,200,495

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	860,000	USD	984,592	HSBC Bank USA, N.A.	3/12/19	$3,146
USD	7,950,063	EUR	6,950,000	HSBC Bank USA, N.A.	3/12/19	(32,239)
USD	38,599,741	EUR	33,610,000	JPMorgan Chase & Co.	3/12/19	(2,445)
USD	1,635,769	EUR	1,420,000	National Australia Bank	3/12/19	4,852
USD	9,777,143	EUR	8,620,000	National Australia Bank	3/12/19	(123,209)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,603,306	GBP	1,260,000	Citibank N.A.	3/18/19	$(53,244)
JPY	1,337,600,000	USD	12,421,864	HSBC Bank USA, N.A.	3/18/19	(95,498)
GBP	7,210,000	USD	9,327,860	Morgan Stanley & Co. Inc.	3/18/19	151,284
GBP	9,490,000	USD	12,435,224	Morgan Stanley & Co. Inc.	3/18/19	41,486
USD	12,273,238	JPY	1,337,600,000	National Australia Bank	3/18/19	(53,127)
ARS	247,790,000	USD	6,293,719	HSBC Bank USA, N.A.	4/8/19	(103,302)
ARS	249,670,000	USD	6,287,333	HSBC Bank USA, N.A.	4/8/19	(49,949)
MXN	119,600,000	USD	6,218,261	Barclays Bank PLC	4/11/19	(30,524)
BRL	23,040,000	USD	6,204,389	HSBC Bank USA, N.A.	4/11/19	82,225
BRL	23,710,000	USD	6,249,341	HSBC Bank USA, N.A.	4/11/19	220,087
BRL	68,540,000	USD	18,497,328	HSBC Bank USA, N.A.	4/11/19	204,257
MXN	119,400,000	USD	6,241,588	HSBC Bank USA, N.A.	4/11/19	(64,199)
MXN	360,200,000	USD	18,483,643	HSBC Bank USA, N.A.	4/11/19	151,999
COP	19,509,000,000	USD	6,213,057	JPMorgan Chase & Co.	4/11/19	52,349
COP	19,737,000,000	USD	6,255,983	JPMorgan Chase & Co.	4/11/19	82,647
COP	58,075,000,000	USD	18,512,320	JPMorgan Chase & Co.	4/11/19	138,738

Total						$525,334

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At January 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	$5,740,000	12/20/21	3.588%	5.000% quaterly	$215,608	$(523,790)	$739,398

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	$4,595,000	12/20/21	3.588%	5.000% quaterly	$172,599	$(422,482)	$595,081
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	1.650%	1.000% quaterly	(67,900)	(168,627)	100,727
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	9,980,000	12/20/22	1.953%	1.000% quaterly	(342,275)	(334,075)	(8,200)

Total	$23,595,000				$(21,968)	$(1,448,974)	$1,427,006

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$428,132,846	—	$428,132,846
Asset-Backed Securities	—	168,888,685	—	168,888,685
Corporate Bonds & Notes	—	27,244,981	—	27,244,981

Total Long-Term Investments	—	624,266,512	—	624,266,512

Short-Term Investments†	$6,751,563	—	—	6,751,563

Total Investments	$6,751,563	$624,266,512	—	$631,018,075

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,133,070	—	$1,133,070
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	388,207	—	388,207

Total Other Financial Instruments	—	$1,521,277	—	$1,521,277

Total	$6,751,563	$625,787,789	—	$632,539,352

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$607,736	—	$607,736
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	410,175	—	410,175

Total	—	$1,017,911	—	$1,017,911

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 19, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2019